UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-3495

DWS Money Market Trust

(Exact Name of Registrant as Specified in Charter)

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	05/31

Date of reporting period:	05/31/06

ITEM 1.               REPORT TO STOCKHOLDERS

MAY 31, 2006

Annual Report
to Shareholders

DWS Money Market Series

(formerly Scudder Money Market Series)

Prime Reserve Shares
Premium Shares

Contents

Click Here Portfolio Management Review

Click Here Information About Your Fund's Expenses

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

DWS Money Market Series: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for DWS Money Market Series. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience in managing money market funds.

In the following interview, Portfolio Manager Geoffrey Gibbs and other members of the fund's investment team discuss the market environment and the team's approach to managing DWS Money Market Series during the 12-month period ended May 31, 2006.

Q: Will you discuss the market environment for the fund during its most recent fiscal year?

A: During the 12-month period ended May 31, 2006, US economic performance was generally strong, despite a devastating 2005 hurricane season and continual increases in energy and commodity prices. Monthly job growth was the most important economic indicator for the money markets as the period began, but the market's focus gradually shifted to a careful watch for signs of increasing inflation.

Over the period, the US Federal Reserve Board (the Fed) continued to increase short-term interest rates in an attempt to undo the easing of monetary policy that occurred up until June 2004. The Fed raised the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — to 5.00% in eight quarter-percentage-point increments over the 12-month period. Despite the rate increases, longer-term yields remained low for most of the period, creating a relatively flat yield curve.1

1 The yield curve is a graph with a left to right line that shows how high or low yields are, from the shortest to the longest maturities. Typically, the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

At the end of May 2006, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year money market rates, stood at 5.43% compared with 3.78%, 12 months earlier.2 The premium level of the LIBOR (which is set by the market) over the federal funds rate (which is targeted by the Fed)

2 The LIBOR — the rate of interest at which banks borrow funds from other banks, in large volume, in the international market — is the most widely used benchmark of short-term interest rates.

Money Market Yield Curve 5/31/05 versus 5/31/06

Length of maturity (in months)

This chart is not intended to represent the yield of any DWS fund. Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

of 5.00% demonstrated the market's assumption that the Fed will raise short-term interest rates at least one more time in order to stave off any resurgence of inflation.

At the same time, there is a sense within the market that 2006 will be a year of transition. Throughout 2005 and early 2006, the Fed repeated its statements that additional rate increases might be needed going forward to keep the risks to economic growth and price stability in balance. But the Fed's May 2006 statement, which left the door open for further interest rate hikes by indicating that "further policy firming may yet be needed," also noted that "the extent and timing of any such firming" is dependent on the data.

From this statement and other testimony by Fed Chairman Ben Bernanke, concern has grown that the Fed is considering a pause in interest-rate increases. Bernanke has hinted that even in the face of inflationary pressures, if indicators seem to show that the economy is slowing, the Fed may adopt a "forward-looking" approach and assume that inflation will recede as economic growth subsides. Therefore, the market will be watching Fed statements and actions extremely closely over the remainder of

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

Prime Reserve Class S Shares Yields
7-Day Current Yield
May 31, 2006*	4.73%
May 31, 2005*	3.11%

* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 4.53% and 2.98% as of May 31, 2006 and May 31, 2005, respectively.

Premium Class S Shares Yields
7-Day Current Yield
May 31, 2006*	4.86%
May 31, 2005*	2.98%

* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 4.67% and 2.85% as of May 31, 2006 and May 31, 2005, respectively.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, please visit our Web site: www.dws-scudder.com.

this year to see whether Bernanke will remain as committed to fighting inflation as his predecessor. This concern could translate into additional market volatility over the coming months.

Q: How did the fund perform over its most recent fiscal year?

A: We were able to maintain a competitive yield in the fund. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Q: In light of market conditions during the period, what has been the fund's strategy?

A: During the period, our strategy was to keep the portfolio's average maturity relatively short in order to help reduce risk. We limited our purchases for the fund, for the most part, to issues with maturities of three months and shorter. We also maintained a significant allocation in floating-rate securities, whose interest rate adjusts periodically based on indices (such as the LIBOR) and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest-rate environment, and our decision to maintain a significant allocation to them for the fund helped performance during the period. Going forward, because we believe that the Fed will end its series of interest-rate increases this year, we will be looking for opportunities to extend maturity for the fund and boost the fund's yield over the coming months.

Q: What detracted from performance during the period?

A: Following Hurricanes Katrina and Wilma, there was concern that the economy might pull back and the Fed might halt its series of interest-rate increases, at least temporarily, so as not to further restrain growth. With this scenario in mind, we extended the fund's maturity slightly in early fall 2005. Instead of faltering, the economy continued to perform well, however, and the Fed kept raising interest rates. For this reason, our decision to briefly extend maturity detracted somewhat from the fund's yield and total return during the period.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for the fund's shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP and Premium Class S shares of the Fund limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended May 31, 2006.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2006
Actual Fund Return	Prime Reserve		Premium
	Class AARP	Class S	Class AARP	Class S
Beginning Account Value 12/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/06	$ 1,021.70	$ 1,021.50	$ 1,022.20	$ 1,022.20
Expenses Paid per $1,000*	$ 1.16	$ 1.41	$ .71	$ .66
Hypothetical 5% Fund Return	Prime Reserve		Premium
	Class AARP	Class S	Class AARP	Class S
Beginning Account Value 12/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/06	$ 1,023.78	$ 1,023.54	$ 1,024.23	$ 1,024.48
Expenses Paid per $1,000*	$ 1.16	$ 1.41	$ .71	$ .66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Prime Reserve		Premium
	Class AARP	Class S	Class AARP	Class S
DWS Money Market Series	.23%	.28%	.14%	.13%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation	5/31/06	5/31/05

Short Term Notes	38%	13%
Certificates of Deposit and Bank Notes	34%	27%
Commercial Paper	16%	32%
Time Deposits	4%	13%
Promissory Notes	2%	2%
US Government Sponsored Agencies	2%	3%
Master Notes	1%	1%
Asset Backed	1%	—
Funding Agreements	1%	—
Municipal Bonds and Notes	1%	—
Repurchase Agreements	—	9%
	100%	100%
Weighted Average Maturity

DWS Money Market Series	40 days	35 days
First Tier Retail Money Fund Average*	38 days	36 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Fund's holdings, see page 12. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of May 31, 2006

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 34.5%
Bank of America NA, 5.04%, 6/29/2006	95,000,000	95,000,000
Bank of The West, 5.05%, 6/27/2006	135,000,000	135,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.05%, 6/30/2006	140,000,000	140,000,000
Barclays Bank PLC, 5.05%, 6/29/2006	180,000,000	180,000,000
Calyon:
3.677%, 6/2/2006	85,000,000	84,999,983
3.685%, 6/2/2006	40,000,000	40,000,000
Canadian Imperial Bank of Commerce, 5.16%, 5/15/2007	120,000,000	120,018,242
HBOS Treasury Services PLC:
3.8%, 7/10/2006	100,000,000	100,000,000
4.0%, 7/18/2006	25,000,000	25,000,000
5.0%, 2/12/2007	45,000,000	45,000,000
5.305%, 4/19/2007	100,000,000	100,000,000
5.38%, 6/4/2007	95,000,000	95,000,000
Mizuho Corporate Bank:
5.05%, 6/22/2006	150,000,000	150,000,000
5.07%, 6/29/2006	280,100,000	280,100,000
Natexis Banque Populaires:
5.0%, 2/8/2007	55,000,000	55,000,000
5.0%, 2/9/2007	30,000,000	30,000,000
5.03%, 6/29/2006	200,000,000	200,000,000
Norinchukin Bank:
5.06%, 6/29/2006	88,000,000	88,000,000
5.07%, 6/28/2006	100,000,000	100,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	30,000,000	30,000,000
Royal Bank of Scotland PLC, 4.75%, 12/4/2006	150,000,000	150,000,000
Societe Generale:
5.03%, 6/16/2006	140,000,000	140,000,000
5.035%, 6/29/2006	120,000,000	120,000,000
5.305%, 5/2/2007	90,000,000	90,000,000
5.32%, 2/20/2007	35,000,000	35,000,000
Toronto Dominion Bank:
3.8%, 7/10/2006	130,000,000	130,000,000
3.815%, 6/16/2006	30,000,000	30,000,000
3.94%, 7/10/2006	60,000,000	60,000,598
3.94%, 7/24/2006	150,000,000	150,000,000
UniCredito Italiano SpA:
3.8%, 6/15/2006	41,500,000	41,500,000
5.035%, 6/29/2006	85,000,000	84,999,015
Washington Mutual Bank, 5.07%, 7/11/2006	150,000,000	150,000,000
Wells Fargo Bank, NA, 5.03%, 6/27/2006	140,000,000	140,000,000
Total Certificates of Deposit and Bank Notes (Cost $3,414,617,838)		3,414,617,838

Commercial Paper** 15.8%
Bank of America Corp., 5.005%, 6/29/2006	250,000,000	249,026,805
Caisse Nationale des Caisses D'Epargne et Prevoyan, 4.635%, 7/31/2006	55,000,000	54,575,125
Cancara Asset Securitization LLC:
4.98%, 6/2/2006	61,020,000	61,011,559
5.04%, 6/28/2006	90,000,000	89,659,800
Fox Trot CDO, Inc.:
5.03%, 6/26/2006	50,000,000	49,825,347
5.035%, 6/26/2006	40,220,000	40,079,370
General Electric Capital Corp., 5.0%, 6/20/2006	300,000,000	299,208,333
Giro Funding US Corp.:
5.035%, 6/28/2006	45,000,000	44,830,069
5.04%, 6/27/2006	100,000,000	99,636,000
Grampian Funding Ltd., 5.03%, 10/25/2006	100,000,000	97,960,056
KBC Financial Products International Ltd., 5.04%, 10/20/2006	50,000,000	49,013,000
Lake Constance Funding LLC, 5.02%, 6/20/2006	35,000,000	34,907,269
Liberty Street Funding:
5.0%, 7/5/2006	81,381,000	80,996,701
5.03%, 6/27/2006	16,156,000	16,097,309
Mane Funding Corp., 5.02%, 6/26/2006	55,600,000	55,406,172
Perry Global Funding LLC, Series A, 5.02%, 7/6/2006	49,453,000	49,211,642
Prudential PLC, 5.02%, 7/5/2006	40,000,000	39,810,356
Scaldis Capital LLC, 5.02%, 6/20/2006	110,289,000	109,996,795
Verizon Communications, Inc., 5.09%, 6/26/2006	41,800,000	41,652,249
Total Commercial Paper (Cost $1,562,903,957)		1,562,903,957

Master Notes 1.1%
The Bear Stearns Companies, Inc., 5.182%*, 6/1/2006 (a) (Cost $110,000,000)	110,000,000	110,000,000

US Government Sponsored Agencies 2.1%
Federal Home Loan Bank, 4.3%, 7/13/2006	30,000,000	30,000,000
Federal National Mortgage Association:
4.0%, 8/8/2006	36,000,000	36,000,000
4.05%, 8/14/2006	75,000,000	75,000,000
4.07%, 8/18/2006	60,000,000	60,000,000
7.17%, 6/27/2006	9,000,000	9,021,110
Total US Government Sponsored Agencies (Cost $210,021,110)		210,021,110

Funding Agreements 0.9%
New York Life Insurance Co., 5.005%*, 9/19/2006 (Cost $86,000,000)	86,000,000	86,000,000

Asset Backed 1.1%
Mound Financing PLC, "1A", Series 5A, 5.112%*, 5/8/2007	35,000,000	35,000,000
Steers Mercury III Trust, 144A, 5.101%*, 5/25/2046	72,000,000	72,000,000
Total Asset Backed (Cost $107,000,000)		107,000,000

Promissory Notes* 2.7%
The Goldman Sachs Group, Inc.:
5.139%, 6/23/2006	15,000,000	15,000,000
5.16%, 11/10/2006	15,000,000	15,000,000
5.17%, 11/13/2006	65,000,000	65,000,000
5.172%, 6/30/2006	170,000,000	170,000,000
Total Promissory Notes (Cost $265,000,000)		265,000,000

Short-Term Notes* 38.4%
Alliance & Leicester PLC, 5.059%, 12/1/2006	80,000,000	80,000,000
American Express Bank FSB, 5.039%, 5/8/2007	50,000,000	50,000,000
American Express Centurion Bank, 5.07%, 3/22/2007	70,000,000	70,015,702
American Honda Finance Corp.:
144A, 4.8%, 12/6/2006	20,000,000	19,997,252
4.85%, 9/12/2006	68,500,000	68,500,000
4.85%, 12/6/2006	20,000,000	19,996,655
Australia & New Zealand Banking Group Ltd., 5.06%, 6/23/2006	30,000,000	30,000,000
Bank One Corp., 5.02%, 9/15/2006	20,000,000	20,007,972
Barclays Bank PLC, 4.996%, 4/4/2007	200,000,000	199,966,794
BMW US Capital LLC, 144A, 5.08%, 4/16/2007	45,000,000	45,000,000
BNP Paribas:
5.05%, 6/13/2007	125,000,000	125,000,000
5.051%, 10/26/2006	89,000,000	89,000,000
Canadian Imperial Bank of Commerce, 5.227%, 1/30/2007	43,700,000	43,738,790
Cancara Asset Securitization LLC, 144A, 5.03%, 8/15/2006	48,000,000	47,997,999
CIT Group, Inc., 5.15%, 6/19/2006	50,000,000	50,005,390
Commonwealth Bank of Australia, 5.05%, 8/24/2006	40,000,000	40,000,000
Credit Suisse:
5.051%, 9/26/2006	119,000,000	119,000,000
5.06%, 7/19/2006	100,000,000	100,000,814
Dexia Banque Belgique, 5.03%, 8/30/2006	70,000,000	69,996,562
DNB Nor Bank ASA, 5.082%, 6/25/2007	70,000,000	70,000,000
Greenwich Capital Holdings:
4.982%, 10/2/2006	70,000,000	70,000,000
5.04%, 8/21/2006	70,000,000	70,000,000
5.04%, 11/13/2006	60,000,000	60,000,000
HSBC Finance Corp.:
5.059%, 2/6/2007	50,000,000	50,000,000
5.11%, 4/24/2007	115,000,000	115,000,000
5.16%, 10/27/2006	122,000,000	122,031,977
5.195%, 10/19/2006	70,000,000	70,025,181
International Business Machine Corp., 5.059%, 12/8/2010	50,000,000	50,000,000
Merrill Lynch & Co., Inc.:
5.045%, 5/14/2007	100,000,000	100,000,000
5.06%, 9/15/2006	70,000,000	70,000,000
5.111%, 2/2/2007	60,000,000	60,000,000
5.112%, 5/29/2007	30,000,000	30,000,000
5.312%, 2/27/2007	25,000,000	25,034,644
Morgan Stanley, 5.12%, 7/10/2006	147,000,000	147,000,000
Natexis Banque Populaires:
5.06%, 11/22/2006	50,000,000	50,000,000
5.117%, 5/14/2007	150,000,000	150,000,000
National City Bank of Cleveland, 5.022%, 9/1/2006	20,000,000	20,002,148
Nationwide Building Society, 144A, 5.155%, 7/28/2006	68,000,000	68,005,838
Nordea Bank AB, 5.055%, 4/8/2011	45,000,000	45,000,000
Northern Rock PLC, 5.058%, 2/5/2007	35,000,000	35,000,000
Skandinaviska Enskilda Banken:
5.065%, 2/9/2011	70,000,000	70,000,000
5.07%, 7/18/2007	55,000,000	55,000,000
Tango Finance Corp., 5.13%, 10/25/2006	50,000,000	50,011,441
The Bear Stearns Companies, Inc., 5.122%, 9/18/2006	170,000,000	170,000,000
The Goldman Sachs Group, Inc.:
5.06%, 3/30/2007	21,135,000	21,154,468
5.162%, 1/9/2007	17,445,000	17,461,403
5.343%, 8/18/2006	50,000,000	50,020,814
Toyota Motor Credit Corp., 4.97%, 11/3/2006	100,000,000	99,988,994
UniCredito Italiano Bank (Ireland) PLC:
5.085%, 3/9/2007	50,000,000	50,000,000
5.085%, 6/15/2007	185,000,000	185,000,000
UniCredito Italiano SpA, 4.81%, 9/8/2006	137,000,000	136,976,184
Wells Fargo Bank, NA, 5.009%, 8/7/2006	135,000,000	134,996,913
Total-Short Term Notes (Cost $3,805,933,935)		3,805,933,935

Time Deposits 4.0%
Banco Bilbao Vizcaya Argentaria SA, 5.062%, 6/1/2006	115,000,000	115,000,000
SunTrust Bank, Atlanta, 5.0%, 6/1/2006	60,000,000	60,000,000
Wells Fargo Bank NA, 5.062%, 6/1/2006	225,000,000	225,000,000
Total Time Deposits (Cost $400,000,000)		400,000,000

Municipal Bonds and Notes*** 0.9%
Maryland, State Health & Higher Education Facilities Authority Revenue, Adventist, Series B, 5.1%, 1/1/2035, LaSalle Bank NA (b)	12,325,000	12,325,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue:
Series B, 5.06%, 12/1/2045 (c)	23,400,000	23,400,000
Series C, 5.06%, 12/1/2045 (c)	19,255,000	19,255,000
Texas, State Product Development Program, Series A, 5.07%, 6/1/2045	20,500,000	20,500,000
Texas, State Small Business, Series B, 5.07%, 6/1/2045	10,000,000	10,000,000
Total Municipal Bonds and Notes (Cost $85,480,000)		85,480,000

Repurchase Agreements 0.0%
State Street Bank & Trust Co., 4.69%, dated 5/31/2006, to be repurchased at $1,681,219 on 6/1/2006 (d) (Cost $1,681,000)	1,681,000	1,681,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $10,048,637,840)+	101.5	10,048,637,840
Other Assets and Liabilities, Net	(1.5)	(149,049,421)
Net Assets	100.0	9,899,588,419

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of May 31, 2006.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2006.

+ The cost for federal income tax purposes was $10,048,637,840.

(a) Reset date; not a maturity date.

(b) Security incorporates a letter of credit from a major bank.

(c) Bond is insured by one of these companies.

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.4

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,456,819	Federal Home Loan Mortgage Corp.	4.0-4.5	9/1/2010- 10/1/2010	1,391,722
335,965	Federal National Mortgage Association	4.0-5.0	10/1/20210- 12/1/2019	323,699
Total Collateral Value				1,715,421

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2006
Assets
Investments in securities, at amortized cost	$ 10,048,637,840
Cash	434
Interest receivable	57,916,521
Receivable for Fund shares sold	2,295,044
Other assets	222,015
Total assets	10,109,071,854
Liabilities
Payable for investments purchased	200,000,000
Dividends payable	7,691,088
Payable for Fund shares redeemed	467,982
Accrued management fee	604,979
Other accrued expenses and payables	719,386
Total liabilities	209,483,435
Net assets, at value	$ 9,899,588,419
Net Assets
Net assets consist of: Distributions in excess of net investment income	(145,785)
Accumulated net realized gain (loss)	(252,103)
Paid-in capital	9,899,986,307
Net assets, at value	$ 9,899,588,419

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2006 (continued)
Net Asset Value

Prime Reserve Class AARP

Net Asset Value, offering and redemption price per share ($68,741,222 ÷ 68,826,936 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00

Prime Reserve Class S

Net Asset Value, offering and redemption price per share ($41,113,383 ÷ 41,117,721 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00

Premium Class AARP

Net Asset Value, offering and redemption price per share ($189,101,659 ÷ 189,104,314 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00
Premium Class S Net Asset Value, offering and redemption price per share ($509,579,253 ÷ 509,647,038 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Managed Net Asset Value, offering and redemption price per share ($453,782,031 ÷ 453,940,349 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

Institutional

Net Asset Value, offering and redemption price per share ($8,637,270,871 ÷ 8,637,428,360 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2006
Investment Income
Income: Interest	$ 452,031,003
Expenses: Management fee	28,097,709
Services to shareholders	852,717
Custodian and accounting fees	1,040,490
Auditing	46,255
Legal	298,656
Reports to shareholders	45,399
Registration fees	444,444
Trustees' fees and expenses	331,784
Other	822,906
Total expenses before expense reductions	31,980,360
Expense reductions	(17,924,449)
Total expenses after expense reductions	14,055,911
Net investment income (loss)	437,975,092
Net gain (loss) on investment transactions	(6,857)
Net increase (decrease) in net assets resulting from operations	$ 437,968,235

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2006	2005
Operations: Net investment income	$ 437,975,092	$ 225,006,701
Net realized gain (loss) on investment transactions	(6,857)	124
Net increase (decrease) in net assets resulting from operations	437,968,235	225,006,825
Distributions to shareholders from: Net investment income: Prime Reserve Class AARP	(2,702,416)	(1,422,737)
Prime Reserve Class S	(1,540,054)	(664,221)
Premium Class AARP	(6,975,901)	(3,060,907)
Premium Class S	(19,917,224)	(9,670,488)
Managed Shares	(17,022,270)	(8,297,880)
Institutional Shares	(389,963,610)	(201,954,701)
Fund share transactions: Proceeds from shares sold	107,757,604,631	117,268,703,821
Reinvestment of distributions	350,317,822	156,001,828
Cost of shares redeemed	(111,639,254,053)	(113,891,192,974)
Net increase (decrease) in net assets from Fund share transactions	(3,531,331,600)	3,533,512,675
Increase (decrease) in net assets	(3,531,484,840)	3,533,448,566
Net assets at beginning of period	13,431,073,259	9,897,624,693
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $145,785 and $598, respectively)	$ 9,899,588,419	$ 13,431,073,259

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Prime Reserve Class AARP Years Ended May 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.038	.018	.007	.011	.023
Distributions from net investment income	(.038)	(.018)	(.007)	(.011)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	3.87	1.84	.67	1.14	2.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69	74	86	119	146
Ratio of expenses before expense reductions (%)	.42	.40	.63	.65	.65
Ratio of expenses after expense reductions (%)	.26	.26	.47	.50	.50
Ratio of net investment income (%)	3.79	1.86	.67	1.09	2.34
[a] Total returns would have been lower had certain expenses not been reduced.
Prime Reserve Class S Years Ended May 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.038	.018	.007	.011	.023
Distributions from net investment income	(.038)	(.018)	(.007)	(.011)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	3.86	1.78	.66	1.14	2.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	48	38	48	49
Ratio of expenses before expense reductions (%)	.43	.46	.64	.65	.65
Ratio of expenses after expense reductions (%)	.27	.32	.49	.50	.50
Ratio of net investment income (%)	3.77	1.80	.65	1.09	2.34
[a] Total returns would have been lower had certain expenses not been reduced.
Premium Class AARP Years Ended May 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.039	.019	.008	.013	.024
Distributions from net investment income	(.039)	(.019)	(.008)	(.013)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	3.96	1.93	.81	1.29	2.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	189	167	164	186	188
Ratio of expenses before expense reductions (%)	.33	.32	.49	.50	.50
Ratio of expenses after expense reductions (%)	.17	.18	.33	.35	.35
Ratio of net investment income (%)	3.91	1.94	.81	1.24	2.49
[a] Total returns would have been lower had certain expenses not been reduced.
Premium Class S Years Ended May 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.039	.019	.008	.013	.024
Distributions from net investment income	(.039)	(.019)	(.008)	(.013)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	3.98	1.94	.81	1.29	2.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	510	499	512	653	826
Ratio of expenses before expense reductions (%)	.31	.30	.49	.50	.50
Ratio of expenses after expense reductions (%)	.15	.16	.33	.35	.35
Ratio of net investment income (%)	3.92	1.96	.81	1.24	2.49
[a] Total returns would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

DWS Money Market Series (formerly Scudder Money Market Series) (the "Fund") is a diversified investment portfolio of DWS Money Market Trust (formerly Scudder Money Market Trust) (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares. Shares of Class AARP were designed for members of AARP (see Note B, under the caption Other Related Parties). Certain detailed information for Managed Shares and Institutional Shares is provided separately and is available upon request. Prime Reserve Class S and Premium Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2006, the Fund had a net tax basis capital loss carryforward of approximately $215,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2010, the expiration date, whichever occurs first.

During the year ended May 31, 2006, the Fund utilized $31,000 and lost through expiration, none of the prior year capital loss carryforward.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

At May 31, 2006, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 7,545,303
Capital loss carryforwards	$ 215,000

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years ended May 31,
	2006	2005
Distributions from ordinary income*	$ 438,121,475	$ 225,070,934

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.25% of average daily net assets for the Fund, computed and accrued daily and payable monthly. For the period June 1, 2005 through November 7, 2005, the Advisor agreed to voluntarily waive 0.13% of its investment management fee; for the period November 8, 2005 through December 4, 2005, the Advisor agreed to voluntarily waive 0.16% of its investment management fee; for the period December 5, 2005 through December 21, 2005, the Advisor agreed to voluntarily waive 0.22% of its investment management fee; for the period December 22, 2005 through January 2, 2006, the Advisor agreed to voluntarily waive 0.19% of its investment management fee; for the period January 3, 2006 through February 20, 2006, the Advisor agreed to voluntarily waive 0.17% of its investment management fee; for the period February 21, 2006 through May 31, 2006, the Advisor agreed to voluntarily waive 0.19% of its investment management fee for the Fund.

Accordingly, for the year ended May 31, 2006, the Advisor waived a portion of its management fees pursuant to the Management Agreement aggregating $17,730,108 and the amount charged aggregated $10,367,601, which was equivalent to an annualized effective rate of 0.09% of the Fund's average daily net assets.

Through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.50%, 0.50%, 0.50%, 0.50%, 0.20% and 0.15% of average daily net assets for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares, respectively, (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and trustee and trustee counsel fees).

Service Provider Fees. DWS Scudder Service Corporation ("DWS-SSC"), a subsidiary of the Advisor, is the transfer agent, shareholder service agent and dividend-paying agent for the Fund. Pursuant to a sub-transfer agency agreement between DWS-SSC and DST Systems, Inc. ("DST"), DWS-SSC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SSC compensates DST out of the shareholder servicing fee it receives from the Fund. The costs and expenses of such delegation are borne by DWS-SSC, not by the Fund. For the year ended May 31, 2006, the amounts charged to the Fund by DWS-SSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at May 31, 2006
Prime Reserve Class AARP	$ 101,468	$ 19,496
Prime Reserve Class S	65,338	10,951
Premium Class AARP	94,384	16,868
Premium Class S	182,806	31,031
Managed Shares	54,508	9,171
Institutional Shares	59,075	9,356
	$ 557,579	$ 96,873

DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DWS-SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the year ended May 31, 2006, the amount charged to the Fund by DWS-SFAC for accounting services aggregated $513,308, of which $46,000 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DeIM, the Advisor is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended May 31, 2006, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $30,510, of which $11,280 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Lead Trustee of the Board and the Chairman of each Committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Other Related Parties. Through December 31, 2005, AARP through its affiliate, AARP Services, Inc., monitored and approved the AARP Investment Program from DWS Scudder, but did not act as an investment advisor or recommend specific mutual funds. The contractual relationship between DWS Scudder and AARP ended on December 31, 2005. As a result, the funds are no longer part of the AARP Investment Program and the AARP name and logo will be phased out in 2006. The funds will continue to be managed by Deutsche Asset Management and its affiliates. (Please see Note G.)

C. Expense Reductions

For the year ended May 31, 2006, the Advisor has agreed to reimburse the Fund $189,856, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2006, the custodian fees were reduced by $4,485 for custodian credits earned.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a  $750 million revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2006		Year Ended May 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Reserve Class AARP	22,962,414	$ 22,962,414	20,822,195	$ 20,822,195
Prime Reserve Class S	36,555,144	36,555,144	29,688,889	29,688,889
Premium Class AARP	101,036,665	101,036,665	87,238,847	87,238,847
Premium Class S	319,202,556	319,202,556	278,623,536	278,623,536
Managed	1,041,231,767	1,041,231,767	985,621,508	985,621,508
Institutional	106,236,616,085	106,236,616,085	115,866,708,846	115,866,708,846
		$ 107,757,604,631		$ 117,268,703,821
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class AARP	2,549,396	$ 2,549,396	1,338,993	$ 1,338,993
Prime Reserve Class S	1,474,336	1,474,336	646,261	646,261
Premium Class AARP	6,515,504	6,515,504	2,875,003	2,875,003
Premium Class S	18,341,655	18,341,655	8,827,720	8,827,720
Managed	3,147,376	3,147,376	1,726,117	1,726,118
Institutional	318,289,556	318,289,555	140,587,733	140,587,733
		$ 350,317,822		$ 156,001,828
Shares redeemed
Prime Reserve Class AARP	(30,671,286)	$ (30,671,286)	(34,324,986)	$ (34,324,986)
Prime Reserve Class S	(44,553,121)	(44,553,121)	(21,177,374)	(21,177,374)
Premium Class AARP	(85,690,072)	(85,690,072)	(86,618,085)	(86,618,085)
Premium Class S	(327,001,213)	(327,001,213)	(300,684,114)	(300,684,114)
Managed	(1,020,257,679)	(1,020,257,679)	(1,008,991,861)	(1,008,991,861)
Institutional	(110,131,080,682)	(110,131,080,682)	(112,439,396,554)	(112,439,396,554)
		$(111,639,254,053)		$ (113,891,192,974)
Net increase (decrease)
Prime Reserve Class AARP	(5,159,476)	$ (5,159,476)	(12,163,798)	$ (12,163,798)
Prime Reserve Class S	(6,523,641)	(6,523,641)	9,157,776	9,157,776
Premium Class AARP	21,862,097	21,862,097	3,495,765	3,495,765
Premium Class S	10,542,998	10,542,998	(13,232,858)	(13,232,858)
Managed	24,121,464	24,121,464	(21,644,236)	(21,644,235)
Institutional	(3,576,175,041)	(3,576,175,042)	3,567,900,025	3,567,900,025
		$ (3,531,331,600)		$ 3,533,512,675

F. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

G. Subsequent Event

On June 28, 2006, the Board of the Fund approved the conversion of the Class AARP shares of the Fund into the Class S shares of the Fund. This conversion was completed on July 14, 2006, and Class AARP shares are no longer offered.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Money Market Trust and Shareholders of DWS Money Market Series:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Money Market Series (formerly Scudder Money Market Series) (the "Fund") at May 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts July 24, 2006	PricewaterhouseCoopers LLP

Tax Information

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of shareholders (the "Meeting") of DWS Money Market Trust, DWS Money Market Series (the "Fund") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWS Money Market Trust.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	5,478,105,063.131	220,201,084.395
Dawn-Marie Driscoll	5,477,243,076.314	221,063,071.212
Keith R. Fox	5,477,428,390.890	220,877,756.636
Kenneth C. Froewiss	5,477,488,895.414	220,817,252.112
Martin J. Gruber	5,472,721,045.347	225,585,102.179
Richard J. Herring	5,473,092,776.739	225,213,370.787
Graham E. Jones	5,472,786,721.348	225,519,426.178
Rebecca W. Rimel	5,472,967,670.827	225,338,476.699
Philip Saunders, Jr.	5,472,890,303.605	225,415,843.921
William N. Searcy, Jr.	5,472,802,068.405	225,504,079.121
Jean Gleason Stromberg	5,477,465,241.898	220,840,905.628
Carl W. Vogt	5,477,206,617.685	221,099,529.841
Axel Schwarzer	5,472,411,398.574	225,894,748.952

II-A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
5,427,894,377.990	225,179,416.014	31,068,000.522	14,164,353.000

II-B. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
5,382,433,200.383	79,637,453.180	222,071,140.963	14,164,353.000

III. Approval of a Revised Fundamental Investment Restriction Regarding Commodities.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
5,421,964,025.216	40,021,852.604	222,155,916.706	14,164,353.000

IV. Approval of a Revised Fundamental Investment Restriction Regarding Concentration.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
5,415,780,275.168	46,445,346.519	221,916,172.839	14,164,353.000

V-A. Approval of Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Money Market Trust.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
5,432,192,080.056	29,941,389.924	222,008,324.546	14,164,353.000

The Meeting was reconvened on June 1, 2006, at which time the following matter was voted upon by the shareholders (the resulting votes are presented below).

V-B. Approval of Further Amendments to Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Money Market Trust.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
5,604,062,390.089	45,538,710.833	225,405,866.859	14,164,353.000

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of May 31, 2006. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (1943) Board Member since 1990	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); Belo Corporation (media company); Concord Academy; Boston Museum of Science; Public Radio International; DWS Global High Income Fund, Inc. (since October 2005); DWS Global Commodities Stock Fund, Inc. (since October 2005). Former Directorships: American Public Television; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	86
Dawn-Marie Driscoll (1946) Chairman since 2004 Board Member since 1987

President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Advisory Board, Center for Business Ethics, Bentley College; Member, Southwest Florida Community Foundation (charitable organization); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Investment Company Institute. Former Memberships: Executive Committee of the Independent Directors Council of the Investment Company Institute

		88
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Cloverleaf Transportation Inc. (trucking); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005), and DWS RREEF Real Estate Fund II, Inc. (since April 2005)	88
Kenneth C. Froewiss (1945) Board Member since 2005	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Director, DWS Global High Income Fund, Inc. (since 2001) and DWS Global Commodities Stock Fund, Inc. (since 2004); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	86
Martin J. Gruber (1937) Board Member since 2006

Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000), Singapore Fund, Inc. (since January 2000), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds (February 2004-March 2005); and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)

		88
Richard J. Herring (1946) Board Member since 2006

Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000)

		88
Graham E. Jones (1933) Board Member since 2006	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)	88
Rebecca W. Rimel (1951) Board Member since 2006

President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education (charitable organization) (2004-2005)

		88
Philip Saunders, Jr. (1935) Board Member since 2006	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986)	88
William N. Searcy, Jr. (1946) Board Member since 2006	Private investor since October 2003; Trustee of seven open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Pension & Savings Trust Officer, Sprint Corporation[1] (telecommunications) (November 1989-October 2003)	88
Jean Gleason Stromberg (1943) Board Member since 1999

Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.; DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)

		88
Carl W. Vogt (1936) Board Member since 2002

Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, four funds overseen); National Railroad Passenger Corporation (Amtrak); DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005); formerly, Chairman and Member, National Transportation Safety Board

		86
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served	Name, Year of Birth, Position with the Fund and Length of Time Served	Number of Funds in Fund Complex Overseen
Axel Schwarzer[2] (1958) Board Member since 2006	Managing Director[4], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	84
Officers[3]
Name, Year of Birth, Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[5,7] (1965) President, 2006-present

Managing Director[4], Deutsche Asset Management (2006-present); President, The Central Europe and Russia Fund, Inc. (since June 2006), The European Equity Fund, Inc. (since June 2006), The New Germany Fund, Inc. (since June 2006), DWS Global High Income Fund, Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1997-2000)

John Millette[6] (1962) Vice President and Secretary, 1999-present	Director[4], Deutsche Asset Management
Paul H. Schubert[5] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present

Managing Director[4], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[5] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[5] (1962) Assistant Secretary 2005-present	Director[4], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[6] (1962) Assistant Secretary, 1997-present	Managing Director[4], Deutsche Asset Management
Scott M. McHugh[6] (1971) Assistant Treasurer, 2005-present	Director[4], Deutsche Asset Management
Kathleen Sullivan D'Eramo[6] (1957) Assistant Treasurer, 2003-present	Director[4], Deutsche Asset Management
John Robbins[5] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[4], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)
Philip Gallo[5] (1962) Chief Compliance Officer, 2004-present	Managing Director[4], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)
A. Thomas Smith[5] (1956) Chief Legal Officer, 2005-present

Managing Director[4], Deutsche Asset Management (2004-present); formerly, General Counsel, Morgan Stanley and Van Kampen and Investments (1999-2004); Vice President and Associate General Counsel, New York Life Insurance Company (1994-1999); senior attorney, The Dreyfus Corporation (1991-1993); senior attorney, Willkie Farr & Gallagher (1989-1991); staff attorney, US Securities & Exchange Commission and the Illinois Securities Department (1986-1989)

1 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

2 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.

3 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.

4 Executive title, not a board directorship.

5 Address: 345 Park Avenue, New York, New York 10154.

6 Address: Two International Place, Boston, MA 02110.

7 Elected June 27, 2006.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

For shareholders of Class AARP and Class S
Automated Information Lines	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Prime Reserve Shares Class AARP	Prime Reserve Shares Class S
Nasdaq Symbol	APSXX	SCRXX
Fund Number	2109	2309
	Premium Shares Class AARP	Premium Shares Class S
Nasdaq Symbol	SMMXX	SPMXX
Fund Number	2102	2402

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS.

As of the end of the period, May 31, 2006, DWS Money Market Series has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” serving on the Funds’ audit committee. The Board has determined that Keith R Fox, the chair of the Funds’ audit committee, qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of Mr. Fox’s pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

DWS MONEY MARKET SERIES

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended May 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$41,700	$0	$0	$0
2005	$41,000	$225	$3,600	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended May 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$45,200	$197,605	$0
2005	$581,822	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with consultation services and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended May 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$197,605	$15,000	$212,605
2005	$3,600	$0	$207,146	$210,746

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable
Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, Two International Place, 10th Floor, Boston, MA 02110.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Series (Premium Shares, Prime Reserve Shares), a series of DWS Money Market Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Series (Premium Shares, Prime Reserve Shares), a series of DWS Money Market Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 28, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	July 28, 2006